ING VARIABLE PRODUCTS TRUST

ING MidCap Opportunities Portfolio

(“Portfolio”)

Supplement dated September 6, 2013

to the Portfolio’s Adviser Class Prospectus, Institutional Class Prospectus,

Service Class Prospectus and Service 2 Class Prospectus (collectively “Prospectuses”)

and corresponding Statement of Additional Information (“SAI”),

each dated April 30, 2013

Effective September 6, 2013, Kristin Manning is removed as a co-portfolio manager for the Portfolio.  Effective immediately, the Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.                                      All references to Kristin Manning in the Portfolio’s Prospectuses and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Jeff Bianchi	Michael Pytosh
Portfolio Manager (since 07/05)	Portfolio Manager (since 04/12)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE